Significant Accounting Policies (Details 1)	Dec. 31, 2017
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	33.00%
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10.00%